PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Mar. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

(4)         PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	March 31,
	2011	2012
	RMB	RMB
Prepaid business tax	481,688	287,925
Income tax receivable	—	4,934,777
Deferred income tax assets (note 10)	5,494,322	4,233,996
Advances to employees	1,417,299	1,090,425
Other current assets	2,643,036	5,135,612
Total prepaid expenses and other current assets	10,036,345	15,682,735